LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
LOSS PER SHARE
LOSS PER SHARE

17.     LOSS PER SHARE

Basic and diluted loss per share for each of the years presented is calculated as follows:

	Year Ended December 31,
	2018	2019	2019
	RMB	RMB	US$
Numerator:
Net loss used in calculating loss per share-basic and diluted	(42,063)	(101,060)	(14,515)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted	8,524,100	8,937,600	8,937,600
Basic and diluted loss per share:
To ordinary shares	(4.93)	(11.31)	(1.62)

The Group did not include share options in the computation of diluted loss per share for the year ended December 31, 2018 and 2019 because those share options were anti-dilutive for loss per share.